Equity Incentive Plan (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Equity Incentive Plan
Schedule of stock option activity

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except per share data and years)	shares	exercise price	life in years	value
Options outstanding at May 31, 2025	38,324	$0.46	7.65	$4,039
Granted	925	$0.29
Exercised	(100)	$0.21		6
Forfeited, expired, and cancelled	(905)	$1.14
Options outstanding at February 28, 2026	38,244	$0.44	6.98	$1,794
Options outstanding and exercisable at February 28, 2026	31,322	$0.44	6.66	$1,320

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except exercise price and years)	shares	exercise price	life in years	value
Options outstanding at May 31, 2023	19,823	$0.99	7.87	$—
Granted	14,251	$0.21
Exercised	—	$—
Forfeited, expired, and cancelled	(8,225)	$0.87
Options outstanding at May 31, 2024	25,849	$0.60	7.77	$—
Granted	13,025	$0.17
Exercised	(500)	$0.21		$72
Forfeited, expired, and cancelled	(50)	$0.66
Options outstanding at May 31, 2025	38,324	$0.46	7.65	$4,039
Options outstanding and exercisable at May 31, 2025	28,594	$0.54	7.23	$2,653

Schedule of PSU activity

Weighted average
	Number of	Weighted average	remaining contractual
(shares in thousands)	RSUs and PSUs (1)	grant date fair value	life in years
Unvested PSUs at May 31, 2025	3,500	0.41	1.75
PSUs granted	—
PSUs forfeited	—
PSUs vested	—
Unvested PSUs at February 28, 2026	3,500	$0.41	1.00

(1)	The number of PSUs disclosed in this table are at the target level of 100%.

Summary of fair values of stock options granted

	Years ended May 31,
	2025	2024
Expected Volatility	123.2% - 130.4%	108.6% - 115.7%
Weighted-Average Volatility	127.02%	112.24%
Expected Dividends	—%	—%
Expected Term (In years)	5.1 - 6.1	5.1 - 6.0
Risk-Free Rate	3.96%	3.96%

Schedule of Company RSU and PSU activity

			Weighted average
	Number of	Weighted average	remaining contractual
(shares in thousands)	RSUs and PSUs (1)	grant date fair value	life in years
Unvested RSUs and PSUs at May 31, 2023	1,293	$0.58	0.81
RSUs and PSUs granted	—
RSUs and PSUs forfeited	(1,293)	0.58
RSUs and PSUs vested	—
Unvested RSUs and PSUs at May 31, 2024	—
RSUs and PSUs granted	3,500	0.41
RSUs and PSUs forfeited	—
RSUs and PSUs vested	—
Unvested RSUs and PSUs at May 31, 2025	3,500	$0.41	1.75

(1)	The number of PSUs disclosed in this table are at the target level of 100%.